Annual Fund Operating Expenses - Potomac Tactically Passive Fund - Potomac Tactically Passive Fund Shares	Feb. 11, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Acquired Fund Fees and Expenses	0.06%
Expenses (as a percentage of Assets)	1.81%